Balance Sheet Components - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
System Advances	$ 640	$ 1,493
Lease liabilities - current portion	333	645
Due to related parties	399	190
Other	217	308
Total other current liabilities	$ 1,589	$ 2,636